Insurance Contracts_Sensitivity Analysis Of Non life Insurance Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-life insurance | Surrenders and termination rates | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (541,208)	₩ (658,755)
Non-life insurance | Surrenders and termination rates | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 488,191	₩ 599,778
Non-life insurance | Loss ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (4,319,256)	₩ (4,348,655)
Non-life insurance | Loss ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 4,319,256	₩ 4,348,655
Non-life insurance | Insurance operating expenses ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (326,915)	₩ (347,179)
Non-life insurance | Insurance operating expenses ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 326,915	₩ 347,179
Non-life insurance | Discount rate | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 1,732,166	₩ 1,554,782
Non-life insurance | Discount rate | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ (1,426,729)	₩ (1,295,369)
Life insurance | Surrenders and termination rates | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (56,115)	₩ (47,157)
Life insurance | Surrenders and termination rates | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 50,666	₩ 42,328
Life insurance | Rate Of Claim | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (23,456)	₩ (20,540)
Life insurance | Rate Of Claim | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 22,786	₩ 20,223
Life insurance | Insurance operating expenses ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (31,315)	₩ (24,671)
Life insurance | Insurance operating expenses ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 31,315	₩ 24,671
Life insurance | Discount rate | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ 424,632	₩ 382,418
Life insurance | Discount rate | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ (370,094)	₩ (316,446)